Income taxes	6 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Income taxes
14. Income taxes:
For the six months ended September 30, 2024, the difference between the effective statutory tax rate of 31% and the effective tax rate of 28.3% was mainly due to decrease in valuation allowance, whereas non-deductible
expenses increased the effective tax rate.
For the six months ended September 30, 2025, the difference between the effective statutory tax rate of 31% and the effective tax rate of 31.5% was mainly due to non-deductible
expenses, whereas different tax rate applicable to income (loss) of foreign subsidiaries decreased the effective tax rate.